Securities - Summary of Allowance for Credit Losses - Securities at FVOCI (Detail) - Debt securities at fair value through other comprehensive income [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of financial assets [line items]
Balance at beginning of period	$ (3)	$ 11
Provision for credit losses
Purchases	2	2
Sales and maturities	0	(8)
Changes in risk, parameters and exposures	(2)	4
Balance at end of period	(3)	9
Performing Stage one [member]
Disclosure of financial assets [line items]
Balance at beginning of period	4	4
Provision for credit losses
Purchases	2	2
Sales and maturities		(1)
Changes in risk, parameters and exposures		1
Balance at end of period	6	6
Performing Stage two [member]
Disclosure of financial assets [line items]
Balance at beginning of period		7
Provision for credit losses
Sales and maturities		(7)
Impaired Stage three [member]
Disclosure of financial assets [line items]
Balance at beginning of period	(7)
Provision for credit losses
Changes in risk, parameters and exposures	(2)	3
Balance at end of period	$ (9)	$ 3